NET FINANCIAL RESULT (Tables)	6 Months Ended
Jun. 30, 2021
NET FINANCIAL RESULT
Schedule of net financial result

	June 30,	June 30,
	2021	2020
Financial expenses
Interest on loans, financing and debentures (1)	(1,492,521)	(1,728,835)
Premium expenses on early settlements	(33,719)
Amortization of fundraising costs (2)	(56,502)	(41,268)
Amortization of fair value adjustment on business combination	(6,108)	(10,660)
Interest expense on lease liabilities	(273,800)	(240,528)
Other financial expenses	(60,442)	(98,259)
	(1,923,092)	(2,119,550)
Financial income
Cash and cash equivalents and marketable securities	49,328	108,427
Amortization of fair value adjustment on business combination		47,619
Other financial income	21,162	47,127
	70,490	203,173
Income from derivative financial instruments
Income	4,603,059	990,989
Expenses	(3,364,186)	(11,826,103)
	1,238,873	(10,835,114)
Monetary and exchange rate variation, net
Exchange rate variation on loans, financing and debentures	2,065,925	(16,364,585)
Lease	96,774	(742,501)
Other assets and liabilities (3)	(473,507)	1,757,291
	1,689,192	(15,349,795)
Net financial result	1,075,463	(28,101,286)

1)	Does not include R$1,049 arising from capitalized loan costs for the six-month period ended June 30, 2021 (does not include R$7,940 as of June 30, 2020).
2)	Includes an expense of R$3,767 arising from transaction costs with loans and financing that were recognized directly to the statement of income (R$2,213 as of June 30, 2020).
3)	Includes effects of exchange rate variations of trade accounts receivable, trade account payable, cash and cash equivalents, marketable securities and other.